Earnings per share - summary of earnings per share calculations (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Earnings per share [abstract]
Earnings per share - basic, Earnings	£ 3,937	£ 1,836	£ 6,617
Earnings per share - diluted, Earnings	3,937	1,836	6,617
Adjusted earnings per share - basic, Earnings	4,062	3,806	8,420
Adjusted earnings per share - diluted, Earnings	4,062	3,806	8,420
Headline basic earnings per share, Earnings	3,980	2,968	7,499
Headline diluted earnings per share, Earnings	£ 3,980	£ 2,968	£ 7,499
Earnings per share - basic (in shares)	2,229,000,000	2,262,000,000	2,256,000,000
Earnings per share - diluted (in shares)	2,237,000,000	2,273,000,000	2,267,000,000
Adjusted earnings per share - basic (in shares)	2,229,000,000	2,262,000,000	2,256,000,000
Adjusted earnings per share - diluted (in shares)	2,237,000,000	2,273,000,000	2,267,000,000
Headline earnings per share - basic (in shares)	2,229,000,000	2,262,000,000	2,256,000,000
Headline earnings per share - diluted (in shares)	2,237,000,000	2,273,000,000	2,267,000,000
Earnings per share, basic (in GBP per share)	£ 1.766	£ 0.812	£ 2.933
Earnings per share - diluted (in GBP per share)	1.760	0.808	2.919
Adjusted earnings per share - basic (in GBP per share)	1.822	1.683	3.732
Adjusted earnings per share - diluted (in GBP per share)	1.816	1.674	3.714
Headline earnings per share - basic (in GBP per share)	1.786	1.312	3.324
Headline earnings per share - diluted (in GBP per share)	£ 1.779	£ 1.306	£ 3.308